Debt (Notes)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
DEBT

We entered into the Revolving Credit Facility, concurrent with the closing of the Initial Offering on April 26, 2011, with a syndicate of banks and financial institutions. The Revolving Credit Facility provides for total loan availability of $150.0 million and allows us to request that the capacity be increased up to an aggregate of $300.0 million, subject to receiving increased commitments from the lenders. The Revolving Credit Facility is non-recourse to Tesoro, except for Tesoro Logistics GP (our general partner), and is guaranteed by all of our subsidiaries and secured by substantially all of our assets. Borrowings available under the Revolving Credit Facility are up to the total available revolving capacity of the facility. We had $50.0 million of borrowings and $0.3 million in letters of credit outstanding under the Revolving Credit Facility, resulting in a total unused credit availability of $99.7 million, or 66%, of the borrowing capacity as of December 31, 2011.

Borrowings under the Revolving Credit Facility bear interest at either a base rate plus the base rate margin or a Eurodollar rate plus the Eurodollar margin, upon election. The applicable margin varies based upon a certain coverage ratio, as defined. We also incur commitment fees for the unused portion of the Revolving Credit Facility at an annual rate. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate. The Revolving Credit Facility is scheduled to mature on April 25, 2014.

Our Revolving Credit Facility, as of December 31, 2011, was subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
TLLP Revolving Credit Facility (a)	0.30%	2.50%	3.25%	1.50%	0.50%
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(a) We have the option to elect if the borrowings will bear interest at either a base rate plus the base rate margin, or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing.

The aggregate maturities of long-term debt for each of the next five years following December 31, 2011 were: 2014 - $50 million.

See Note R for information regarding subsequent events including amendments to the Revolving Credit Facility and the private offering of $350.0 million Senior Notes.